Credit related Commitments and Contingent Liabilities - Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Other Commitments and Contingent Liabilities [Abstract]
Other commitments	€ 125	€ 163
Other contingent liabilities	75	77
Total	€ 200	€ 240